Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 73,115	$ 94,787
Short-term deposits and highly liquid funds	44	94
Restricted cash	10	16,303
Cash and cash equivalents and restricted cash	$ 73,169	$ 111,184	$ 55,072	$ 78,727